Financial Instruments (Schedule of Contractual Maturities of Financial Liabilities) (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative finance liabilities
Financial power swap	€ (20,894)	€ 10,238
Currency swap	3,274	(132)
Carrying amount [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	218,895	198,169
Debentures	137,299	82,724
Lease liabilities	20,129	17,789
Trade payables and other accounts payable	22,058	13,706
Total non-derivative financial liabilities	398,381	312,388
Derivative finance liabilities
Financial power swap	20,894
Currency swap		132
Swap contracts	3,996	9,570
Total derivative finance liabilities	24,890	9,702
Contractual cash flows [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	240,038	263,112
Debentures	150,116	91,431
Lease liabilities	25,825	28,910
Trade payables and other accounts payable	22,058	13,706
Total non-derivative financial liabilities	438,037	397,159
Derivative finance liabilities
Financial power swap	20,894
Currency swap		132
Swap contracts	3,996	9,570
Total derivative finance liabilities	24,890	9,702
Less than one year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	147,127	20,896
Debentures	24,244	13,502
Lease liabilities	4,832	1,051
Trade payables and other accounts payable	22,058	13,706
Total non-derivative financial liabilities	198,261	49,155
Derivative finance liabilities
Financial power swap	11,352
Currency swap		(12)
Swap contracts	3,431	1,378
Total derivative finance liabilities	14,783	1,366
Second year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	20,671	34,645
Debentures	66,481	33,368
Lease liabilities	2,244	1,941
Trade payables and other accounts payable	0	0
Total non-derivative financial liabilities	89,396	69,954
Derivative finance liabilities
Financial power swap	14,079
Currency swap		63
Swap contracts	234	2,490
Total derivative finance liabilities	14,313	2,553
3-5 year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	18,347	32,594
Debentures	59,391	44,561
Lease liabilities	2,201	1,799
Trade payables and other accounts payable	0	0
Total non-derivative financial liabilities	79,939	78,954
Derivative finance liabilities
Financial power swap	1,961
Currency swap		81
Swap contracts	157	2,109
Total derivative finance liabilities	2,118	2,190
More than 5 years [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	53,892	174,977
Debentures	0	0
Lease liabilities	16,548	24,119
Trade payables and other accounts payable	0	0
Total non-derivative financial liabilities	70,440	199,096
Derivative finance liabilities
Financial power swap	(6,498)
Currency swap		0
Swap contracts	174	3,593
Total derivative finance liabilities	€ (6,324)	€ 3,593